SHARE-BASED PAYMENTS AND OTHER RELATED INFORMATION - Inputs For Measurement of Fair Values SARS (Details) - SARs	12 Months Ended
	Dec. 31, 2017 CAD shares year	Dec. 31, 2016 CAD shares year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	0	135,000
Indirect Measurement Of Fair Value Of Goods Or Services Received, Other Equity Instruments Granted During Period [Abstract]
Share price (CAD/share)	CAD 0.00	CAD 12.64
Exercise price (CAD/share)	CAD 0.00	CAD 12.38
Expected volatility	0.00%	52.00%
Expected life (years) | year	0.00	5.00
Risk-free interest rate	0.00%	0.61%
Fair value (CAD/share)	CAD 0.00	CAD 5.74
Indirect Measurement Of Fair Value Of Goods Or Services Received, Other Equity Instruments Granted During Period, Modified [Abstract]
Share price (CAD/share)	6.03	12.65
Exercise price (CAD/share)	CAD 14.12	CAD 14.05
Expected volatility	55.00%	50.00%
Expected life (years) | year	2.92	3.80
Risk-free interest rate	1.81%	1.02%
Fair value (CAD/share)	CAD 0.99	CAD 4.60